NET INCOME (LOSS) PER SHARE - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to KE Holdings Inc.	¥ (524,129)	$ (82,246)	¥ 2,777,592	¥ (2,183,546)
Accretion on convertible redeemable preferred shares to redemption value			(1,755,228)	(1,866,528)
Income allocation to participating preferred shares	0		(301,898)	0
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ (524,129)	$ (82,246)	¥ 720,466	¥ (4,050,074)
Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding | shares	3,549,121,628	3,549,121,628	2,226,264,859	1,378,235,522
Dilutive effect of the obligation to issue ordinary shares in relation to the acquisition of Zhonghuan | shares	0	0	6,375,753	0
Adjustments for dilutive share options | shares	0	0	34,690,279	0
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding | shares	3,549,121,628	3,549,121,628	2,267,330,891	1,378,235,522
Net income (loss) per share attributable to ordinary shareholders:
-Basic | (per share)	¥ (0.15)	$ (0.02)	¥ 0.32	¥ (2.94)
-Diluted | (per share)	¥ (0.15)	$ (0.02)	¥ 0.32	¥ (2.94)
Series B Convertible Redeemable Preferred Shares
Numerator:
Accretion on convertible redeemable preferred shares to redemption value	¥ 0		¥ (242,270)	¥ (366,440)
Series C Convertible Redeemable Preferred Shares
Numerator:
Accretion on convertible redeemable preferred shares to redemption value	0		(554,415)	(829,746)
Series D Convertible Redeemable Preferred Shares
Numerator:
Accretion on convertible redeemable preferred shares to redemption value	0		(519,201)	(587,753)
Series D+ Convertible Redeemable Preferred Shares
Numerator:
Accretion on convertible redeemable preferred shares to redemption value	¥ 0		¥ (439,342)	¥ (82,589)